Annual Fund Operating Expenses - Retail Class - Transamerica Emerging Markets Debt	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.23%
C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	1.89%
I
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.82%
R6
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.72%